UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-01660

Exact name of registrant as specified in charter:	Prudential’s Gibraltar Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2014

Date of reporting period:	9/30/2014

Item 1.	Schedule of Investments

Prudential’s Gibraltar Fund, Inc.

Schedule of Investments

as of September 30, 2014 (Unaudited)

	Shares	Value
LONG-TERM INVESTMENTS — 99.6%
COMMON STOCKS
Aerospace & Defense — 5.6%
Boeing Co. (The)	37,147	$4,731,785
Precision Castparts Corp.	17,356	4,111,289

		8,843,074

Biotechnology — 11.0%
BioMarin Pharmaceutical, Inc.*	85,801	6,191,400
Celgene Corp.*	43,034	4,078,762
Gilead Sciences, Inc.*	37,198	3,959,727
Vertex Pharmaceuticals, Inc.*	26,005	2,920,622

		17,150,511

Capital Markets — 2.5%
Morgan Stanley	111,521	3,855,281

Chemicals — 2.0%
Monsanto Co.	28,607	3,218,574

Energy Equipment & Services — 1.2%
Schlumberger Ltd.	18,967	1,928,754

Food & Staples Retailing — 4.6%
Costco Wholesale Corp.	40,650	5,094,258
Whole Foods Market, Inc.	57,022	2,173,108

		7,267,366

Food Products — 3.1%
Mondelez International, Inc. (Class A Stock)	140,733	4,822,216

Hotels, Restaurants & Leisure — 3.8%
Las Vegas Sands Corp.	41,084	2,555,836
Marriott International, Inc. (Class A Stock)	48,557	3,394,134

		5,949,970

Internet & Catalog Retail — 7.8%
Amazon.com, Inc.*	21,899	7,061,114
Priceline Group, Inc. (The)*	2,705	3,133,959
TripAdvisor, Inc.*	22,413	2,048,996

		12,244,069

Internet Software & Services — 12.3%
Alibaba Group Holding Ltd. (China), ADR*	35,889	3,188,738
Facebook, Inc. (Class A Stock)*	63,263	5,000,307
Google, Inc. (Class A Stock)*	7,977	4,693,747
Google, Inc. (Class C Stock)*	7,977	4,605,601
Twitter, Inc.*	33,971	1,752,224

		19,240,617

IT Services — 6.1%
MasterCard, Inc. (Class A Stock)	80,248	5,931,932
Visa, Inc. (Class A Stock)	16,790	3,582,483

		9,514,415

Media — 4.9%
Twenty-First Century Fox, Inc. (Class A Stock)	84,866	2,910,055
Walt Disney Co. (The)	53,270	4,742,628

		7,652,683

Oil, Gas & Consumable Fuels — 5.5%
Anadarko Petroleum Corp.	27,377	2,777,123
Concho Resources, Inc.*	35,126	4,404,449

EOG Resources, Inc.	14,121	1,398,262

		8,579,834

Pharmaceuticals — 6.5%
Merck & Co., Inc.	51,655	3,062,108
Novo Nordisk A/S (Denmark), ADR	102,097	4,861,859
Perrigo Co. PLC	15,092	2,266,668

		10,190,635

Road & Rail — 4.2%
Canadian Pacific Railway Ltd. (Canada)	31,495	6,534,268

Semiconductors & Semiconductor Equipment — 0.9%
ARM Holdings PLC (United Kingdom), ADR	33,818	1,477,508

Software — 6.7%
Adobe Systems, Inc.*	44,681	3,091,478
FireEye, Inc.*	42,121	1,287,218
Red Hat, Inc.*	108,647	6,100,529

		10,479,225

Specialty Retail — 2.1%
TJX Cos., Inc. (The)	54,579	3,229,439

Technology Hardware, Storage & Peripherals — 4.0%
Apple, Inc.	62,739	6,320,954

Textiles, Apparel & Luxury Goods — 4.8%
NIKE, Inc. (Class B Stock)	83,523	7,450,252

TOTAL LONG-TERM INVESTMENTS (cost $94,362,529)		155,949,645

SHORT-TERM INVESTMENT — 0.1%
AFFILIATED MONEY MARKET MUTUAL FUND
Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund (cost $103,854)(a)	103,854	103,854

TOTAL INVESTMENTS — 99.7% (cost $94,466,383)(b)		156,053,499
Other assets in excess of liabilities — 0.3%		482,562

NET ASSETS — 100.0%		$156,536,061

The following abbreviation is used in the portfolio descriptions:

ADR	American Depositary Receipt.

*	Non-income producing security.
(a)	Prudential Investments LLC, the Manager of the Fund, also serves as manager of the Prudential Investment Portfolios 2 — Prudential Core Taxable Money Market Fund.
(b)	The United States federal income tax basis of investments and net unrealized appreciation were as follows:

Tax Basis	$94,741,731

Appreciation	63,559,551
Depreciation	(2,247,783)

Net Unrealized Appreciation	$61,311,768

The book basis may differ from tax basis due to certain tax-related adjustments.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally in active markets for identical securities.

Level 2 - other significant observable inputs including, but not limited to, quoted prices for similar securities, interest rates and yield curves, prepayment speeds, foreign currency exchange rates, and amortized cost.

Level 3 - significant unobservable inputs for securities valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of September 30, 2014 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Common Stocks
Aerospace & Defense	$8,843,074	$—	$—
Biotechnology	17,150,511	—	—
Capital Markets	3,855,281	—	—
Chemicals	3,218,574	—	—
Energy Equipment & Services	1,928,754	—	—
Food & Staples Retailing	7,267,366	—	—
Food Products	4,822,216	—	—
Hotels, Restaurants & Leisure	5,949,970	—	—
Internet & Catalog Retail	12,244,069	—	—
Internet Software & Services	19,240,617	—	—
IT Services	9,514,415	—	—
Media	7,652,683	—	—
Oil, Gas & Consumable Fuels	8,579,834	—	—
Pharmaceuticals	10,190,635	—	—
Road & Rail	6,534,268	—	—
Semiconductors & Semiconductor Equipment	1,477,508	—	—
Software	10,479,225	—	—
Specialty Retail	3,229,439	—	—
Technology Hardware, Storage & Peripherals	6,320,954	—	—
Textiles, Apparel & Luxury Goods	7,450,252	—	—
Affiliated Money Market Mutual Fund	103,854	—	—

Total	$156,053,499	$—	$—

Notes to the Schedule of Investments (Unaudited)

Securities Valuation: The Fund holds securities and other assets that are fair valued at the close of each day the New York Stock Exchange (“NYSE”) is open for trading. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Board of Directors (the “Board”) has adopted Valuation Procedures for security valuation under which fair valuation responsibilities have been delegated to Prudential Investments LLC (“PI” or “Manager”). Under the current Valuation Procedures, the established Valuation Committee is responsible for supervising the valuation of portfolio securities and other assets. The Valuation Procedures permit the Fund to utilize independent pricing vendor services, quotations from market makers, and alternative valuation methods when market quotations are either not readily available or not deemed representative of fair value. A record of the Valuation Committee’s actions is subject to the Board’s review, approval, and ratification at its next regularly-scheduled quarterly meeting.

Various inputs determine how the Fund’s investments are valued, all of which are categorized according to the three broad levels (Level 1, 2, or 3) detailed in the table following the Schedule of Investments.

Common and preferred stocks, exchange-traded funds, and derivative instruments that are traded on a national securities exchange are valued at the last sale price as of the close of trading on the applicable exchange. Securities traded via NASDAQ are valued at the NASDAQ official closing price. To the extent these securities are valued at the last sale price or NASDAQ official closing price; they are classified as Level 1 in the fair value hierarchy except for exchange-traded and cleared swaps which are classified as Level 2 in the fair value hierarchy, as the prices are not public.

In the event that no sale or official closing price on valuation date exists, these securities are generally valued at the mean between the last reported bid and asked prices, or at the last bid price in the absence of an asked price. These securities are classified as Level 2 in the fair value hierarchy, as the inputs are observable and considered to be significant to the valuation.

Common and preferred stocks traded on foreign securities exchanges are valued using pricing vendor services that provide model prices derived using adjustment factors based on information such as local closing price, relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable. Securities valued using such model prices are classified as Level 2 in the fair value hierarchy, as the adjustment factors are observable and considered to be significant to the valuation. Securities not valued using such model prices are valued in accordance with exchange-traded common and preferred stocks discussed above.

Investments in open-end, non-exchange-traded mutual funds are valued at their net asset values as of the close of the NYSE on the date of valuation. These securities are classified as Level 1 in the fair value hierarchy since they may be purchased or sold at their net asset values on the date of valuation.

Fixed income securities traded in the over-the-counter market are generally valued at prices provided by approved independent pricing vendors. The pricing vendors provide these prices after evaluating observable inputs including, but not limited to yield curves, yield spreads, credit ratings, deal terms, tranche level attributes, default rates, cash flows, prepayment speeds, broker/dealer quotations, and reported trades. Securities valued using such vendor prices are classified as Level 2 in the fair value hierarchy.

Over-the-counter derivative instruments are generally valued using pricing vendor services, which derive the valuation based on inputs such as underlying asset prices, indices, spreads, interest rates, and exchange rates. These instruments are categorized as Level 2 in the fair value hierarchy.

Securities and other assets that cannot be priced according to the methods described above are valued based on pricing methodologies approved by the Board. In the event that significant unobservable inputs are used when determining such valuations, the securities will be classified as Level 3 in the fair value hierarchy.

When determining the fair value of securities, some of the factors influencing the valuation include: the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of the issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

The Fund invests in the Prudential Core Taxable Money Market Fund, a portfolio of the Prudential Investment Portfolios 2, registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Prudential’s Gibraltar Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date November 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Timothy S. Cronin
Timothy S. Cronin
Acting Principal Executive Officer

Date November 19, 2014

By (Signature and Title)*	/s/ M. Sadiq Peshimam
M. Sadiq Peshimam
Treasurer and Principal Financial Officer

Date November 19, 2014

*	Print the name and title of each signing officer under his or her signature.